LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
In foreign currency
Bonds	USD	Fixed	5.0%	815,478	3,229,641	42,405,964	49,166,804	43,221,442	52,396,445
Panda Bonds	CNY	Fixed	2.7%	6,785	4,224	2,039,941	1,016,331	2,046,726	1,020,555
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.1%	923,820	6,236,806	16,901,305	16,283,736	17,825,125	22,520,542
Assets financing	USD	SOFR	2.9%	107,159	137,300	178,526	298,252	285,685	435,552
ECA - Export Credit Agency	USD	SOFR	5.7%	17,426	7,297	1,778,184	769,702	1,795,610	776,999
IFC - International Finance Corporation (1)	USD	SOFR	5.2%	(5,485)	(12,051)	5,182,737	5,858,208	5,177,252	5,846,157
Others				5,516	4,210		4,455	5,516	8,665
				1,870,699	9,607,427	68,486,657	73,397,488	70,357,356	83,004,915
In local currency
BNDES	BRL	UMBNDES	6.6%	5,794	157	468,025	157,555	473,819	157,712
BNDES	BRL	TJLP	8.6%	89,150	100,556	11,802	101,587	100,952	202,143
BNDES	BRL	TLP	13.5%	178,549	94,903	5,562,188	4,607,102	5,740,737	4,702,005
BNDES	BRL	SELIC	16.1%	282,017	243,223	514,605	704,825	796,622	948,048
BNDES	BRL	TR	4.0%	9,933	84	153,762	70,015	163,695	70,099
Assets financing	BRL	CDI	15.5%	18,799	18,427	38,214	56,956	57,013	75,383
NCE (“Export credit notes”)	BRL	CDI	16.2%	4,157	3,027	100,000	100,000	104,157	103,027
NCR (“Rural producer certificates”)	BRL	CDI	13.7%	369,572	312,652	5,000,000	2,000,000	5,369,572	2,312,652
ECO INVEST - Crédito Agroindustria	BRL	CDI	13.4%	7,094		327,263		334,357
Rural Product Note ("CPR")	BRL	CDI/IPCA	14.2%	41,894		1,954,437		1,996,331
Debentures	BRL	CDI/IPCA	14.1%	127,247	120,931	9,179,399	9,738,616	9,306,646	9,859,547
				1,134,206	893,960	23,309,695	17,536,656	24,443,901	18,430,616
				3,004,905	10,501,387	91,796,352	90,934,144	94,801,257	101,435,531

Interest on financing				1,525,436	1,541,312			1,525,436	1,541,312
Non-current funding				1,479,469	8,960,075	91,796,352	90,934,144	93,275,821	99,894,219
				3,004,905	10,501,387	91,796,352	90,934,144	94,801,257	101,435,531
(1) The balances shown as negative include fundraising costs

Disclosure of maturity analysis for non-derivative financial liabilities

	2027	2028	2029	2030	2031	2032 onwards	Total
In foreign currency
Bonds		2,738,532	9,483,763	5,432,629	6,880,029	17,871,011	42,405,964
Panda Bonds	942,700	1,018,648		78,593			2,039,941
Export credits (“export prepayments”)	3,298,964	3,433,498	3,905,821	5,382,592	880,430		16,901,305
Assets financing	106,899	65,487	6,140				178,526
ECA - Export Credit Agency					684,513	1,093,671	1,778,184
IFC - International Finance Corporation	278,177	1,415,340	2,304,815	1,184,405			5,182,737
	4,626,740	8,671,505	15,700,539	12,078,219	8,444,972	18,964,682	68,486,657
In local currency
BNDES – TJLP	3,727	3,727	3,727	621			11,802
BNDES – TLP	159,985	157,152	142,987	377,906	477,203	4,246,955	5,562,188
BNDES – Fixed	10,100	10,100	10,100	10,100	10,100	417,525	468,025
BNDES – SELIC	39,390	39,390	39,390	39,390	39,390	317,655	514,605
BNDES – TR	11,068	11,068	11,068	11,068	11,068	98,422	153,762
Ecoinvest			73,617	73,617	73,617	106,412	327,263
Assets financing	19,113	19,033	68				38,214
NCE (“Export credit notes”)	25,000	25,000	25,000	25,000			100,000
NCR (“Rural producer certificates”)				2,000,000	3,000,000		5,000,000
Rural Product Note ("CPR")						1,954,437	1,954,437
Debentures				553,536	500,000	8,125,863	9,179,399
	268,383	265,470	305,957	3,091,238	4,111,378	15,267,269	23,309,695
	4,895,123	8,936,975	16,006,496	15,169,457	12,556,350	34,231,951	91,796,352
(1) The balances shown as negative correspond to fundraising costs, which are amortized on a straight-line basis.
Schedule of Changes In Loans, Financing and Debentures

	12/31/2025	12/31/2024
Opening balance	101,435,531	77,172,692
Fundraising, net of issuance costs	23,871,760	15,692,905
Interest accrued	5,953,778	5,413,707
Monetary and exchange rate variation, net	(8,384,101)	17,728,324
Settlement of principal	(22,353,325)	(9,410,807)
Settlement of interest	(5,817,907)	(5,241,389)
Amortization of fundraising costs	101,803	80,099
Others (fair value adjustments to business combinations)	(6,282)
Closing balance	94,801,257	101,435,531

Disclosure of Transaction Costs and Premiums of Securities Issues Explanatory
The fundraising costs are amortized based on the terms of agreements and the effective interest rate.

			Balance to be amortized
Type	Cost	Amortization	12/31/2025	12/31/2024
Bonds	411,818	269,220	142,598	168,450
Panda Bonds	6,183	566	5,617
Rural Product Note ("CPR")	65,177	1,358	63,819
Export credits (“export prepayments”)	180,466	108,854	71,612	63,080
Debentures	156,800	46,391	110,409	125,663
BNDES	97,685	56,662	41,023	25,777
ECA - Export Credit Agency	13,615	1,543	12,072
IFC - International Finance Corporation	81,956	24,770	57,186	78,719
Others	4,797	156	4,641	6,799
	1,018,497	509,520	508,977	468,488